Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-09 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Premium Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.29%	0.91%	0.79%	[1]

[1]	(a)From April 6, 2015